Business Combinations, Divestiture and Private Placement - Gain on Disposal of Subsidiary (Details) £ in Thousands, $ in Thousands			12 Months Ended
	Oct. 02, 2019 CAD ($)	Oct. 02, 2019 GBP (£)	Mar. 31, 2021 CAD ($)	Mar. 31, 2020 CAD ($)	Mar. 31, 2021 GBP (£)	Oct. 02, 2019 GBP (£)
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations1 [Line Items]
Gain on disposal of subsidiary			$ 0	$ 681
Zero2Ten EMEA Limited [Member]
Income Statement, Balance Sheet and Additional Disclosures by Disposal Groups, Including Discontinued Operations1 [Line Items]
Consideration received in cash	$ 565	£ 350
Balance of sale receivable	728		$ 791		£ 450
Total consideration	1,293					£ 800
Assets (liabilities)	612
Gain on disposal of subsidiary	$ 681